CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets of the Parent Company

		As of December 31,
	Notes	2012	2013	2013
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		831,208	1,038,947	171,622
Short-term investments		2,049,977	1,409,439	232,823
Intangible assets, net		11,460	9,836	1,625
Due from subsidiaries		785,441	1,193,761	197,194
Prepayments and other assets		5,008	3,358	556

Total current assets		3,683,094	3,655,341	603,820
Non-current assets:
Property and equipment, net		7	—	—
Intangible assets, net		10,869	38,703	6,392
Prepayments and other assets		21	578	95
Long-term investments in subsidiaries		5,684,349	5,324,281	879,509

Total non-current assets		5,695,246	5,363,562	885,996

TOTAL ASSETS		9,378,340	9,018,903	1,489,816

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		8,455	20,288	3,351
Accrued expenses and other liabilities		5,571	15,496	2,559
Current portion of long-term debt	11	7,441	—	—

Total current liabilities		21,467	35,784	5,910
Non-current liabilities:
Long-term debt	11	—	—	—

Total non-current liabilities		—	—	—

Total liabilities		21,467	35,784	5,910
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 2,286,643,502 and 2,356,529,401 issued and outstanding as of December 31, 2012 and 2013, respectively)	16	149	154	25
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 659,561,893 issued and outstanding as of December 31, 2012 and 2013, respectively)	16	49	49	8
Additional paid-in capital		10,768,204	11,058,360	1,826,711
Accumulated other comprehensive loss		(115,882)	(199,053)	(32,881)
Accumulated deficit		(1,295,647)	(1,876,391)	(309,957)

Total shareholders’ equity		9,356,873	8,983,119	1,483,906

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		9,378,340	9,018,903	1,489,816

Schedule of Condensed Statements of Comprehensive Loss of the Parent Company

		Years ended December 31
	Notes	2011	2012	2013	2013
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—
Cost of revenues		(150)	(66)	—	—
Gross loss		(150)	(66)	—	—

Operating expenses:
Product development		(119)	(37)	(7)	(1)
Sales and marketing		(40)	(330)	(1,023)	(169)
General and administrative		(6,634)	(34,396)	(7,204)	(1,190)

Total operating expenses		(6,793)	(34,763)	(8,234)	(1,360)

Loss from operations		(6,943)	(34,829)	(8,234)	(1,360)
Interest income		19,970	38,537	22,010	3,636
Interest expenses	11	(6,825)	(3,534)	(545)	(90)
Equity in losses of subsidiaries		(181,749)	(426,907)	(609,270)	(100,644)
Others, net		3,443	2,730	15,295	2,526
Loss before income taxes		(172,104)	(424,003)	(580,744)	(95,932)
Income taxes		—	—	—	—
Net loss		(172,104)	(424,003)	(580,744)	(95,932)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments		(94,225)	(7,304)	(83,171)	(13,739)
Comprehensive loss attributable to ordinary shareholders		(266,329)	(431,307)	(663,915)	(109,671)

Schedule of Condensed Statements of Cash Flows of the Parent Company

	Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(172,104)	(424,003)	(580,744)	(95,932)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	181,749	426,907	609,270	100,644
Amortization of long-term debt discounts	3,496	1,928	313	52
Gain from remeasurement of previously held investment in acquired subsidiary (Note 4)	—	(3,344)	—	—
Other reconciling items	173	95	65	11
Foreign exchange gain	—	—	(15,295)	(2,526)
Changes in operating assets and liabilities:
Prepayments and other assets	(7,258)	(8,209)	(1,867)	(308)
Accrued expenses and other liabilities	108	1,990	10,367	1,712
Net cash provided by (used in) operating activities:	6,164	(4,636)	22,109	3,653
Cash flows from investing activities
Acquisition of intangible assets from related party	(32,675)	—	—	—
Acquisition of intangible assets	(12,909)	(26,175)	(81,042)	(13,387)
Equity investment	(494,281)	(78,869)	—	—
Proceeds received from maturity of short-term investments	1,134,162	2,826,023	2,839,628	469,073
Short-term investments placed with financial institutions	(2,531,979)	(3,476,711)	(2,193,410)	(362,326)
Loan to subsidiary	(77,677)	(338,665)	(408,320)	(67,450)

Net cash provided by (used in) investing activities	(2,015,359)	(1,094,397)	156,856	25,910

Cash flows from financing activities:
Exercise of employee stock options	4,647	22,485	101,435	16,756
Principal repayments on long-term debt	(27,107)	(11,145)	(7,677)	(1,268)
Proceeds from IPO and secondary offering activity, net of issuance costs	2,512,969	—	—	—
Net cash provided by financing activities	2,490,509	11,340	93,758	15,488
Effect of exchange rate changes on cash and cash equivalents	(94,211)	(6,546)	(64,984)	(10,735)

Net increase in cash and cash equivalents	387,103	(1,094,239)	207,739	34,316
Cash and cash equivalents at beginning of the year	1,538,344	1,925,447	831,208	137,306

Cash and cash equivalents at end of the year	1,925,447	831,208	1,038,947	171,622

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	—	5,497,219	—	—